STOCK-BASED COMPENSATION	12 Months Ended
Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
STOCK-BASED COMPENSATION
NOTE 14 – STOCK-BASED COMPENSATION

ABC’s subsidiary has a Stock Option Plan which has reserved 500,000 shares of its common stock for its future issuance. As of December 31, 2019, the subsidiary  has 13,000,000 authorized shares of which 12,500,000 shares are issued and outstanding. Under the stock option plan, stock options may be granted to employees, officers, directors, consultants and service providers of the subsidiary at an exercise price as determined by the subsidiary’s board of directors with expiration terms of not more than ten years after the date such option is granted. Options granted under the plan generally vest over a period of four years.

During the year ended December 31, 2017, the subsidiary granted 62,500 options to certain of its employees at an exercise price of €0.01 per share. The grant date fair value was determined to be immaterial.

The following is a summary of the Company’s subsidiary stock options issued and outstanding:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term
Options outstanding as of December 31, 2018	290,500	$0.01
Options granted	-	-
Options exercised	-	-
Forfeited	90,000	-
Options outstanding , end of the year	200,500	$0.01	7.5 years

Options exercisable, as of December 31, 2019	156,625	$0.01	7.5 years

Non-vested options consist of the following:

	Number of	Weighted average
	options	exercise price
Non-vested opions, as of December 31, 2018	160,250	$0.01
Granted	-	-
Vested	(61,375)	-
Forfeited	(55,000)	-
Non-vested options, as of December 31, 2019	43,875	$0.01

During the years ended December 31, 2019, 2018 and 2017, there were no compensation expenses related to the issuance of stock option plan.

As of December 31, 2019, the Company does not have any unrecognized compensation cost related to stock options granted under the stock option plans.